CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 31, 2026	Jul. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,178,297	2,178,297
Common stock, shares outstanding	2,015,780	2,015,780
Common stock held in treasury, at cost	162,517	162,517